UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549

                                FORM 13F

                          FORM 13F COVER PAGE

     Report for the Calendar Year or Quarter Ended:  June 30, 2012
           Check here if Amendment [ ]; Amendment Number:____
         This Amendment (Check only one): [ ] is a restatement
                   [ ] adds new holdings entries.

           Institutional Investment Manager Filing this Report:
                   Name:     Knott Asset Management, LLC
                   Address:  43 Thorndike Street.
                             Cambridge, MA 02141

                      Form 13F File Number: 28-14544

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Signing this Report on Behalf of Reporting Manager:

                       Name:    Linda C. Carley
                       Title:   Chief Compliance Officer
                       Phone:   (617) 575-7108

                   Signature, Place, and Date of Signing:

  /s/ Linda C. Carley               Cambridge, MA            July 31, 2012
  -------------------------      --------------------      ----------------
      Linda C. Carley                City, State                 Date


                               Report Type:
                         [X] 13F HOLDINGS REPORT.
                             [ ] 13F NOTICE.
                       [ ] 13F COMBINATION REPORT.
         List of Other Managers Reporting for this Manager: NONE

                            FORM 13F SUMMARY PAGE

Report Summary:

        Number of Other Included Managers:        0

        Form 13F Information Table Entry Total:   86

        Form 13F Information Table Value Total:   $71,117 (thousands)

List of Other Included Managers: NONE



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


                        FORM 13F INFORMATION TABLE

FORM 13-F 06/30/2012
REPORTING MANAGER:
KNOTT ASSET MANAGEMENT, LLC


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Laboratories            COM              002824100     2351    36469 SH       SOLE                    36469
Aberdeen Australia Equity Fund COM              003011103      198    19850 SH       SOLE                    19850
                                                                50     5000 SH       OTHER                    5000
Acuity Brands                  COM              00508Y102      329     6465 SH       SOLE                     6465
American Intl Group            COM              026874784      360    11210 SH       SOLE                    11210
Apple Computer Inc.            COM              037833100     2231     3821 SH       SOLE                     3821
                                                               409      700 SH       OTHER                     700
Arcos Dorados Holding Inc      COM              G0457F107      296    20015 SH       SOLE                    20015
Automatic Data Processing Inc. COM              053015103     1990    35750 SH       SOLE                    35750
BioMed Realty Trust Inc.       COM              09063H107      132     7050 SH       SOLE                     7050
                                                               374    20000 SH       OTHER                   20000
BlackRock, Inc.                COM              09247X101     1213     7142 SH       SOLE                     7142
Bombardier Inc Cl B US Traded  COM              097751200      341    86360 SH       SOLE                    86360
CenturyLink                    COM              156700106      399    10098 SH       SOLE                    10098
                                                               652    16500 SH       OTHER                   16500
Citigroup, Inc.                COM              172967424      224     8180 SH       SOLE                     8180
Cohen and Steers Global Income COM              19248M103      235    23400 SH       SOLE                    23400
                                                                75     7500 SH       OTHER                    7500
Danaher Corp                   COM              235851102      998    19158 SH       SOLE                    19158
                                                                42      800 SH       OTHER                     800
Deere & Company                COM              244199105     1577    19503 SH       SOLE                    19503
Digital Realty Trust Inc.      COM              253868103      172     2285 SH       SOLE                     2285
                                                               525     7000 SH       OTHER                    7000
EV Energy Partners LP          COM              26926V107      159     3150 SH       SOLE                     3150
                                                               267     5300 SH       OTHER                    5300
Enbridge Energy Partners       COM              29250R106       86     2800 SH       SOLE                     2800
                                                               369    12000 SH       OTHER                   12000
Enterprise Products            COM              293792107      252     4925 SH       SOLE                     4925
                                                               410     8000 SH       OTHER                    8000
Express Sscripts HLDG Co COM   COM              30219G108      586    10495 SH       SOLE                    10495
Exxon Mobil Corp.              COM              30231G102     1609    18800 SH       SOLE                    18800
FedEx Corp                     COM              31428X106     1803    19683 SH       SOLE                    19683
Fiat SpA Ord EUR               COM              T4210N122      316    62665 SH       SOLE                    62665
Freeport-McMoRan Copper & Gold COM              35671D857     1398    41043 SH       SOLE                    41043
                                                                68     2000 SH       OTHER                    2000
Gamco Global Gold Natural Reso COM              36465A109     1298    96800 SH       SOLE                    96800
                                                              1073    80000 SH       OTHER                   80000
Gold Miners ETF MV             COM              57060U100      269     6000 SH       OTHER                    6000
Goldman Sachs Group Inc        COM              38141G104      443     4622 SH       SOLE                     4622
Google Inc                     COM              38259P508     2806     4838 SH       SOLE                     4838
HCC Insurance Holding          COM              404132102     1084    34515 SH       SOLE                    34515
Haier Electronics Group Ord HK COM              G42313125      328   275605 SH       SOLE                   275605
IBM Corp                       COM              459200101      877     4485 SH       SOLE                     4485
ING Risk Managed Nat. Resour.  COM              449810100      141    12667 SH       SOLE                    12667
                                                                56     5000 SH       OTHER                    5000
Illinois Tool Works            COM              452308109     1063    20105 SH       SOLE                    20105
JPMorgan Chase & Co            COM              46625H100     1198    33543 SH       SOLE                    33543
Johnson & Johnson              COM              478160104     2608    38599 SH       SOLE                    38599
Joy Global Inc                 COM              481165108     1216    21433 SH       SOLE                    21433
L-3 Communications             COM              502424104     1495    20195 SH       SOLE                    20195
Laboratory Co Amer Hldgs       COM              50540R409     1518    16390 SH       SOLE                    16390
Linn Energy, LLC               COM              536020100      352     9250 SH       SOLE                     9250
                                                              1067    28000 SH       OTHER                   28000
Michelin Cie Gen des Establiss COM              F61824144      419     6415 SH       SOLE                     6415
Microsoft Corp                 COM              594918104     2387    78020 SH       SOLE                    78020
National Oilwell Varco Inc.    COM              637071101     1355    21032 SH       SOLE                    21032
Noble Corp                     COM              H5833N103     1382    42475 SH       SOLE                    42475
Nucor Corporation              COM              670346105      433    11420 SH       SOLE                    11420
Oneok Partners, L.P.           COM              68268N103       75     1400 SH       SOLE                     1400
                                                              1000    18600 SH       OTHER                   18600
Philip Morris Intl             COM              718172109      611     7000 SH       SOLE                     7000
Potash Corp /Saskatch          COM              73755L107     2286    52330 SH       SOLE                    52330
                                                               109     2500 SH       OTHER                    2500
Procter & Gamble Co.           COM              742718109     2202    35945 SH       SOLE                    35945
QUALCOMM INC                   COM              747525103     1417    25448 SH       SOLE                    25448
SPDR Gold Trust ETF            COM              78463V107      827     5330 SH       SOLE                     5330
Sanofi-Aventis ADS             COM              80105N105      634    16770 SH       SOLE                    16770
StoneMor Partners              COM              86183Q100      146     5650 SH       SOLE                     5650
                                                               259    10000 SH       OTHER                   10000
Suncor Energy                  COM              867224107     1276    44068 SH       SOLE                    44068
                                                               289    10000 SH       OTHER                   10000
TE Connectivity Ltd            COM              H84989104     1214    38035 SH       SOLE                    38035
Teck Resources Ltd Cl B        COM              878742204      272     8805 SH       SOLE                     8805
Teva Pharmaceutical Inds       COM              881624209     1551    39320 SH       SOLE                    39320
Titan International, Inc       COM              88830M102      893    36415 SH       SOLE                    36415
Total SA                       COM              89151E109     1614    35907 SH       SOLE                    35907
Tsingtao Brewery Spons ADR     COM              898529102      278     4930 SH       SOLE                     4930
Visa Inc                       COM              92826C839     2141    17320 SH       SOLE                    17320
Vodafone Group plc ADS         COM              92857W209     2605    92436 SH       SOLE                    92436
                                                               141     5000 SH       OTHER                    5000
WPP Group plc                  COM              92933H101      374     6140 SH       SOLE                     6140
WellPoint, Inc.                COM              94973V107     1338    20975 SH       SOLE                    20975
Windstream Corporation         COM              97381W104       10     1000 SH       SOLE                     1000
                                                               193    20000 SH       OTHER                   20000
FIAT Rights Issue A                             B75JTR0          0    33675 SH       SOLE                    33675
FIAT Rights Issue B                             B8CTC82          0    33675 SH       SOLE                    33675



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